Supplemental Cash Flow Information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Payments of interest and commitment fees	$ 228.3	$ 168.3	$ 157.4
Capitalized interest	3.4	15.0	26.6
Cash paid for income taxes	0.2	1.0	1.3
Incurred liabilities for fixed and intangible asset additions	$ 9.4	$ 39.7	$ 33.7